BUSINESS ACQUISITIONS - Purchase price allocation (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consideration
Goodwill deductible for tax purposes	$ 0.6	$ 0.0	$ 0.1
Business acquisitions
Assets acquired and Liability assumed
Non-cash current assets			5.5
Property, plant and equipment			32.7
Intangible assets			15.6
Goodwill			87.1
Total assets acquired			140.9
Non-cash current liabilities			(3.1)
Deferred income taxes			(7.5)
Other long-term liabilities			(5.7)
Total liabilities assumed			(16.3)
Net assets acquired at fair value			124.6
Consideration
Cash, net of cash acquired			119.0
Balance payable			5.6
Total consideration transferred, acquisition-date fair value			$ 124.6